WARRANTS	12 Months Ended
Dec. 31, 2013
WARRANTS [Abstract]
WARRANTS
21.	WARRANTS

In March 2009, the Company issued to NGP, a warrant to purchase up to 80 million of ordinary shares with a purchase price $0.125 per share, which is to be expired in five years after the issuance. In August 2012, NGP transferred 50% of its original warrant in the form of a warrant to purchase up to 40 million of ordinary shares of the Company, exercisable prior to March 18, 2014, to Fit Run Limited. In exchange for the original warrant, the Company issued a new warrant to NGP to purchase up to 40 million of ordinary shares, exercisable prior to March 18, 2014. During 2013, warrants to purchase 80 million of ordinary shares were exercised by NGP and Fit Run limited and cash proceeds of $10,000,000 was received by the Company. The exercise of the warrants and the corresponding issuance of the ordinary share were recorded in equity.

During 2012, in connection with the acquisition of intangible assets relating to game licenses, the Company issued a number of tranches of warrants as part of the consideration. The warrants are exercisable by the warrant holders starting from the commercial launch dates of respective games. The warrants were not determined as free standing financial instruments required to be measured at fair value at subsequent reporting dates since the underlying warrants were issued as part of settlement consideration for the purchases of game licenses and were not redeemable. The warrants held by the holders are required to be classified as equity and were recognized at the fair value of $14,889,000 and are not remeasured at subsequent reporting dates.

The following table sets forth information regarding the warrants issued during 2012:

		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	One year from May 11, 2012	$4,470,000

Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	Three years fromcommercial launch	2,723,000

Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	Three years from commercial launch	3,346,000

Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	One year fromcommercial launch	2,148,000

Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	One year from commercial launch	2,202,000
Total		280,000,000				$14,889,000

The fair value of the warrants issued during 2012 was determined by the Company using Binomial Option Pricing Model with the following assumptions:

	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-

Exercisable multiple was not considered by the Company in the valuation since it was assumed that the warrant holders have no incentive to exercise the warrants before maturity as the Company does not pay dividends, and theoretically, holders of call options are better off to hold the warrants until maturity. During 2013, warrants to purchase 120 million of ordinary shares were exercised by the holder and cash proceeds of $17,800,000 was received by the Company. The exercise of the warrants and the corresponding issuance of ordinary shares were recorded in equity. As of December 31, 2013, the warrants for the purchases of up to 160 million ordinary shares of the Company remained outstanding.